Convertible Debentures (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Nov. 05, 2019	Apr. 09, 2019	Dec. 26, 2019	Oct. 31, 2019	Aug. 30, 2019	Jul. 24, 2019	Jul. 22, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Debentures principle								$ 7,151
Lenders [Member]
Statement Line Items [Line Items]
Description of convertible debentures								(i) ADSs at an exchange rate equal to $3.15, the per ADS offering price in the December 2019 Registered Direct Offering, and (ii) an even number of ADS purchase warrants at $3.30 per ADS (the "MFN Warrants"), which MFN Warrants shall be in form and substance identical to the warrants issued in the concurrent private placement to the December 2019 Registered Direct Offering.
Exercise price of other outstanding Warrants	$ 8.00
Repaid debentures	$ 470
Waiving amount	$ 330
Issued ADSs upon conversion of debentures								16,401,808
Net amount was classified to equity								$ 3,262
Debentures principle								$ 3,854
Securities Purchase Agreement [Member] | Lenders [Member]
Statement Line Items [Line Items]
Aggregate amount of convertible loan		$ 6,000
Warrants		146,341
Warrants to purchase ADSs		146,341
First tranche of loan amount received		$ 1,000
Second tranche of loan amount received		$ 5,000
Convertible debentures term								18 months
Interest per annum								8.00%
Description of convertible debentures			The Company closed an additional securities purchase agreement, according to which the Company obtained another convertible loan from the Lenders, who partially exercised their Greenshoe Option in the approximate amount of $666 thousand for each Lender, for a total of $1,332 thousand (the "December Greenshoe Debentures"). The December Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. According to the Agreement, the December Greenshoe Debentures as well as all previous outstanding debentures, are convertible at $8.00, subject to adjustments. In addition, the Lenders have a most favored nation right for a subsequent financing on better terms, for the term of the debentures, for the December Greenshoe Debentures as well as for all previous outstanding debentures in the amount of $3,854 thousand, such that the Lenders may convert into the subsequent financing on a dollar-for-dollar basis or at the terms of the December 2019 Registered Direct Offering.	The Company obtained another convertible loan from one of the Lenders, who partially exercised its Greenshoe Option in the amount of $0.5 million (the "October Greenshoe Debentures"). The October Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The October Greenshoe Debentures' initial conversion price was $8.00 per ADS, subject to adjustments.	The Company obtained another convertible loan from one of the Lenders in the amount of $0.4 million (the "August Greenshoe Debentures"). The August Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. Upon issuance, the August Greenshoe Debentures were convertible at $19.92. The conversion price of the August Greenshoe Debentures will be reset, but not below $8 per ADS, if there is a subsequent issuance of the Company's securities below the conversion price per share, to the price of the subsequent issuance.			The Debentures' initial conversion price was set to $41 per ADS, and then was several times reset following triggering of an adjustment mechanism that was agreed upon in the April 2019 Agreement, setting forth that the conversion price will be reset, if there is a subsequent issuance of the Company's securities, below the conversion price, to the price of the subsequent issuance. The Debentures contain other customary anti-dilution features, with the Black-Scholes value of the Debentures payable upon the occurrence of a fundamental transaction. The Company can redeem the Debentures after the effective date, which was set as June 4, 2019, upon a 20 trading days prior notice to the Lenders at 120% of the principal amount of the Debentures, plus accrued interest.
Warrants exercise price per ADS								$ 47.15
Warrant coverage, percentage								100.00%
Term of warrants								18 months
Term of participation right in subsequent financing								12 years
Percentage of subsequent financing								50.00%
Expire date of subsequent financing								Jun. 05, 2020
Repricing Agreement [Member] | Lenders [Member]
Statement Line Items [Line Items]
Warrants to purchase ADSs							36,232
Warrants exercise price per ADS							$ 27.60
Exercise price of other outstanding Warrants							$ 27.60
Description of warrants						Following the execution of the Repricing Agreement, the Lenders exercised the Warrants into 36,232 ADSs (representing 1,449,280 ordinary shares of the Company) on July 24, 2019, for consideration of $1 million.
Second Repricing Agreement [Member] | Lenders [Member]
Statement Line Items [Line Items]
Warrants to purchase ADSs					5,020
Warrants exercise price per ADS					$ 19.92
Exercise price of other outstanding Warrants					$ 19.92
Description of warrants					Following the execution of the Second Repricing Agreement, the Lender exercised the said Warrants into 5,020 ADSs (representing 200,800 ordinary shares of the Company) on August 30, 2019 for consideration of $0.1 million.